Revenue	12 Months Ended
Dec. 31, 2018
Revenue
Revenue

Note 2 - Revenue

Accounting policies

Revenue comprises license payments, milestone payments and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Milestone payments are related to the collaborative research agreements with commercial partners when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation.

Accounting for the Sanofi License Agreement

In 2003, Zealand entered into a license agreement with Sanofi (the Sanofi License Agreement), pursuant to which Zealand granted Sanofi exclusive rights to its patents, know-how and other intellectual property relating to lixisenatide, for all fields. Pursuant to the Sanofi License Agreement, which has been amended over the years, Sanofi assumed responsibility for the further development, manufacturing and marketing of lixisenatide, and we cannot research or develop lixisenatide while the Sanofi License Agreement remains in effect.

Under the Sanofi License Agreement, we were eligible to receive remaining milestone payments relating to commercialized products of up to USD 100 million, contingent on the achievement of certain sales levels, as well as royalties on global sales of such products. Royalties correspond to tiered, low-double-digit percentages of Sanofi’s global net sales of lixisenatide (branded as Adlyxin® in the U.S. and as Lyxumia® in the EU and in other countries) plus a 10% royalty on global net sales of a combination of lixisenatide and insulin glargine 100 units/ml (Lantus®) marketed under the brand name Soliqua® 100/33 in the U.S. and as Suliqua® in the EU. In 2016, Sanofi challenged the validity of certain patents owned by a competitor, AstraZeneca (and its affiliates), in both administrative and court proceedings in the U.S. and in certain other countries, and AstraZeneca brought counterclaims in the U.S. proceedings asserting that prod- ucts containing lixisenatide infringe its patents. Sanofi and AstraZeneca subsequently agreed to settle all claims and counterclaims between them in various proceedings relating to lixisenatide. Our financial obligations related to this now-resolved intellectual property dispute could reduce our net revenue from the original commercial milestone payments from Sanofi relating to Soliqua® 100/33/ Suliqua®. The amount and timing of any such reductions are not currently known, but they will not exceed USD 15 million in total.

We pay Alkermes plc 13% of all payments received on lixisenatide while lixisenatide is subject to a commercialization agreement such as the Sanofi License Agreement. We also pay one of the inventors of the Structure Induced Probe (SIP) technology employed in lixisensatide a 0.5% royalty on amounts received in connection with drug candidates that, like lixisenatide, are produced using the SIP technology.

Milestone payments have been recognized as revenue when the relevant milestones are achieved.

As of September 2018, all future royalties and all but up to USD 15 million of future milestones relating to the Sanofi License Agreement have been sold to Royalty Pharma. Refer to note 7.

Accounting for the Boehringer Ingelheim License Agreements

In 2011, Zealand entered into a license, research and development collaboration agreement with Boehringer Ingelheim International GmbH (BI) to advance novel GLP-1/glucagon dual-acting peptide receptor agonists (GGDAs) for the treatment of patients with type 2 diabetes and obesity. Under the terms of the 2011 BI License Agreement, BI paid a fixed amount per full-time employee and other costs related to all research, development and commercialization in respect of the compounds covered by the agreement.

We are eligible to receive license and milestone payments of up to EUR 386 million, of which EUR 365 million was outstanding at December 31, 2018, related to the achievement of prespecified development, regulatory and commercial milestones for the lead product. We are also eligible to receive tiered royalties ranging from high-single-digit to low-double-digit percentages on BI’s sales of all products stemming from this collaboration. In addition, we retain copromotion rights in Scandinavia.

In 2014, Zealand entered into a second global license, research and development collaboration agreement with BI (the 2014 BI License Agreement). This agreement pertained to a collaboration on a specific therapeutic peptide project from our portfolio of preclinical programs for a period of up to four and a half years, with the aim of developing novel drugs to improve the treatment of patients with cardiometabolic diseases. In 2015, BI selected a novel peptide therapeutic to be advanced into preclinical development under this agreement.

Pursuant to this agreement, we have worked with BI to advance the therapeutic peptides stemming from this research collaboration into preclinical development. BI is responsible for conducting preclinical and clinical development as well as for the commercialization of products stemming from the agreement and funding all activities under the agreement. We are eligible to receive license and milestone payments of up to EUR 295 million for the first compound to be developed and marketed under the collaboration, of which EUR 283 million was outstanding at December 31, 2018. We are also eligible to receive tiered royalties ranging from low-single-digit to low-double-digit percentages on global sales of products arising from this collaboration. We retain copromotion rights in Scandinavia and are not eligible for royalty payments in those countries if we exercise such rights.

No product candidates outlicensed to BI are currently marketed, and accordingly we have not received any royalty payments to date under our licensing agreements with BI.

Milestone payments are recognized as revenue when the relevant milestones are achieved.

Accounting for other license agreements

In 2018, Zealand entered into a Material Transfer agreement with an undisclosed counterpart. A milestone payment was recognized as revenue, when the relevant milestone was achieved. Such Material Transfer agreement related to the delivery of an existing material to the undisclosed third party. No remaining performance obligations exist related to such agreement.

In 2012, Zealand entered into an agreement with Protagonist Therapeutics, Inc., but this research collaboration was terminated in 2014. In line with the terms of the terminated agreement, Zealand is entitled to receive up to USD 15 million if certain milestone events occur.

Milestone payments are recognized as revenue when the relevant milestones are achieved.

Recognized revenue can be specified as follows for all agreements:

		Restated[1]	Restated[1]
DKK thousand	2018	2017	2016
Sanofi-Aventis Deutschland GmbH	0	69,603	208,692
Boehringer Ingelheim International GmbH	0	29,750	0
Helsinn Healthcare S.A.	0	0	112
Undisclosed counterpart	9,845	0	0
Protagonist Therapeutics, Inc.	3,274	1,662	1,636
Total license and milestone revenue	13,119	101,015	210,440
Sanofi—Aventis Deutschland GmbH	24,858	35,307	20,424
Total royalty revenue	24,858	35,307	20,424
Total revenue	37,977	136,322	230,864
Royalty revenue can be specified as follows:
Soliqua®	17,786	18,655	0
Lyxumia®	7,072	16,652	20,424
Total royalty revenue	24,858	35,307	20,424

1 See Note 1 to the consolidated financial statements.

On September 6, 2018, Zealand entered into an agreement under which all rights to sales based royalties and milestone payments under the Sanofi agreement were transferred to Royalty Pharma for a fixed consideration. The gain net of transaction costs and settlement of the liability to Alkermes plc and another investor is included in other operating income. Refer to note 7.

No transfers of licenses occurred in 2017 or 2016.

All Zealand revenue can be attributed to countries other than Denmark.

Revenue from Sanofi[1]

In 2018, we recognized DKK 24.9 million as royalty income, reflecting sales of Lyxumia® of EUR 9.5 million and sales of Soliqua® 100/33 of EUR 23.8 million. No milestone revenue was received.

In 2017, we recognized DKK 69.6 million in revenue from milestone payments from Sanofi under the Sanofi License Agreement in connection with the approval of Suliqua® in the EU in January 2017. In addition, in 2017 we recognized DKK 35.3 million as royalty income, reflecting sales of Lyxumia® of EUR 22.4 million and sales of Soliqua® 100/33 of EUR 25.1 million.

In 2016, we recognized DKK 208.7 million in revenue from milestone payments from Sanofi under the Sanofi License Agreement in connection with the approval of lixisenatide as Adlyxin® in July 2016 amounting to DKK 33.5 million, and in connection with the approval of Soliqua® 100/33 in November 2016 amounting to DKK 175.2 million, both in the U.S. In addition, in 2016 we recognized DKK 20.4 million as royalty income, reflecting sales of Lyxumia® of EUR 27.4 million.

Revenue from Boehringer Ingelheim

No revenue was recognized from BI in 2018, as no milestone event was reached.

In 2017, we recognized DKK 29.8 million in revenue from milestone payments from BI related to the initiation of the Phase 1 trial for the long-acting amylin analog.

No revenue was recognized from BI in 2016, as no milestone event was reached.

Revenue from Helsinn

No revenue was recognized from Helsinn in 2018 and 2017. In 2016, we recognized DKK 0.1 million in revenue from Helsinn, representing contractual payments rather than milestone payments.

Revenue from other agreements

In 2018, we recognized DKK 9.8 million in revenue from a milestone payment from an undisclosed counterpart relating to a Material Transfer Agreement. No revenue was recognized in 2017 or 2016.

In 2018, we recognized DKK 3.3 million in revenue from a milestone payment from the Protagonist Therapeutics agreement in connection with the start of Phase 2 with the novel hepcidin mimetic PTG-300.

In 2017, we recognized DKK 1.7 million in revenue from a milestone payment from the Protagonist Therapeutics agreement in connection with the start of Phase 1 with the novel hepcidin mimetic PTG-300.

In 2016, we recognized DKK 1.6 million in revenue from a milestone payment from the Protagonist Therapeutics agreement in connection with its selection of a development candidate.